Share-Based Compensation to Employees	12 Months Ended
Dec. 31, 2025
Share-Based Compensation to Employees [Abstract]
SHARE-BASED COMPENSATION TO EMPLOYEES

13. SHARE-BASED COMPENSATION TO EMPLOYEES

On January 7, 2025, the Company granted 27,000 ordinary shares to certain employees as awards for past services. The ordinary shares were immediately and fully vest upon grant. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of $3,429 in the account of “general and administrative expenses”.

On June 26, 2024, as approved by the board resolution, the Company granted 4,638 ordinary shares to an employee as compensation expenses. The ordinary shares were fully vest upon grant. For the year ended December 31, 2025, the Company recognized share-based compensation expenses of $1,745 in the account of “general and administrative expenses”.

On September 9, 2024, the Company issued 500,000 Class B Shares of the Company to Mr. Bing Zhang, the Company’s Chairman, Director, Chief Executive Officer and Chief Financial Officer (Note 14). The Company issued the Class B Ordinary shares at par, for an aggregate purchase price of US$500.

For the year ended December 31, 2023, the Company did not grant ordinary shares to employees or non-employees.

As of December 31, 2025, there are no unrecognized compensation expense.